Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	[1]	$ 322,843	$ 131,334	$ 524,876
Cost of revenue		(157,003)	(85,518)	(179,565)
Gross profit		165,840	45,816	345,311
Operating expenses
Selling and marketing		(95,290)	(57,292)	(187,894)
General and administrative		(86,931)	(94,722)	(92,962)
Technology and product development		(74,743)	(67,043)	(73,375)
Impairment of long-lived assets and goodwill		(5,106)	(1,917)
Total operating expenses		(262,070)	(220,974)	(354,231)
Gain / (loss) from equity investments		342	(2,059)
Operating loss		(95,888)	(177,217)	(8,920)
Financial results, net		(10,207)	12,910	(17,215)
Loss before income taxes		(106,095)	(164,307)	(26,135)
Income tax benefit		230	21,438	5,225
Net loss for the year		(105,865)	(142,869)	(20,910)
Net loss attributable to redeemable non-controlling interest		1,237	282
Net loss attributable to Despegar.com, Corp.		$ (104,628)	$ (142,587)	$ (20,910)
Losses per share available to common shareholders (Note 25):
Basic		$ (1.64)	$ (2.06)	$ (0.30)
Diluted		$ (1.64)	$ (2.06)	$ (0.30)
Shares used in computing losses per share (in thousands):
Basic		81,625	73,001	69,465
Diluted		81,625	73,001	69,465

[1]	Includes $19,205, $7,066 and $38,760 for related party transactions for the years 2021, 2020 and 2019, respectively. See Note 23.